General (Details) - Schedule of assets and liabilities based upon fair values as determined $ in Thousands	Dec. 31, 2020 USD ($)
General (Details) - Schedule of assets and liabilities based upon fair values as determined [Line Items]
Net assets	$ 1,447
Intangible assets	9,730
Deferred taxes	(3,211)
Goodwill	14,521
Net assets acquired	22,487
Knowledge Price [Member]
General (Details) - Schedule of assets and liabilities based upon fair values as determined [Line Items]
Intangible assets	7,562
Deferred taxes	(2,313)
Goodwill	14,875
Net assets acquired	19,600
Net liabilities	(524)
Cálculo [Member]
General (Details) - Schedule of assets and liabilities based upon fair values as determined [Line Items]
Net assets	4,101
Intangible assets	1,037
Goodwill	622
Net assets acquired	5,760
Adaptik Corporation [Member]
General (Details) - Schedule of assets and liabilities based upon fair values as determined [Line Items]
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468
Net assets acquired	18,179
Net liabilities	$ (2,697)